UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X]; Amendment Number:
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SOLE MEMBER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     May 12, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $64,604,636 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ANGELICA CORP                  COM              034663104  3373488   164400          DEFINED                164400
APRIA HEALTHCARE GROUP INC     COM              037933108  5048706   219700          DEFINED                219700
ARTESYN TECHNOLOGIES INC       COM              043127109  2590179   236546          DEFINED                236546
BURLINGTON RES INC             COM              122014103  2301500    25000          DEFINED                 25000
CHAMPS ENTMT INC DEL           COM              158787101   468938    56841          DEFINED                 56841
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305  3769786   254200          DEFINED                254200
DAVE & BUSTERS INC             COM              23833N104  2525195   139900          DEFINED                139900
EMERSON RADIO CORP             COM NEW          291087203   304062    81300          DEFINED                 81300
GUIDANT CORP                   COM              401698105  4684771    60015          DEFINED                 60015
HOLLINGER INTL INC             CL A             435569108  3184400   380000          DEFINED                380000
I-MANY INC                     COM              44973Q103  1576000   985000          DEFINED                985000
INFOUSA INC NEW                COM              456818301 12076229   930372          DEFINED                930372
JOHNSON OUTDOORS INC           CL A             479167108  3114009   173967          DEFINED                173967
KATY INDS INC                  COM              486026107   515520   143200          DEFINED                143200
LYON WILLIAM HOMES             COM              552074106  1915514    20020          DEFINED                 20020
MASSEY ENERGY CORP             COM              576206106  4060400   112570          DEFINED                112570
NEXTEL PARTNERS INC            CL A             65333F107  1588186    56080          DEFINED                 56080
OFFICEMAX INC                  COM              67622P101  2190342    72600          DEFINED                 72600
PMA CAP CORP                   CL A             693419202  1703114   167300          DEFINED                167300
SPRINT CORP                    COM FON GROUP    852061100  2997440   116000          DEFINED                116000
TIME WARNER INC                COM              887317105  2728375   162500          DEFINED                162500
TOWN & CTRY TR                 SH BEN INT       892081100  1888482    46480          DEFINED                 46480